Intangible Assets, Net (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Less: accumulated depreciation	$ (11,316)	$ (9,932)
Total	18,176	20,255
Electronic equipment [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 29,492	$ 30,187